Cover Page	12 Months Ended
Oct. 31, 2019 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE /CAN/
Entity Central Index Key	0001045520
Current Fiscal Year End Date	--10-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	445,325,744
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Address, Country	CA
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Commerce Court
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5L 1A2
Entity Address, State or Province	ON
Local Phone Number	(416) 980-2211
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Achilles M. Perry
Entity Address, Address Line One	425 Lexington Avenue – 3rd Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10017
Entity Address, State or Province	NY
Local Phone Number	(212) 667-8316